Summary of Significant Accounting Policies - Summary of Revisions to Previously issued Condensed Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt – current portion		$ 29,869
Total current liabilities	$ 38,000	63,669	$ 48,671
Total liabilities	49,516	76,367	85,459
Accumulated deficit	(430,334)	(408,648)	(357,037)
Total stockholders’ equity	39,664	34,420	68,340	$ 138,795
Total liabilities and stockholders’ equity	$ 89,180	110,787	$ 153,799
Previously Reported [Member]
Debt – current portion		29,602
Total current liabilities		63,402
Total liabilities		76,100
Accumulated deficit		(408,381)
Total stockholders’ equity		34,687
Total liabilities and stockholders’ equity		110,787
Revision of Prior Period, Reclassification, Adjustment [Member]
Debt – current portion		267
Total current liabilities		267
Total liabilities		267
Accumulated deficit		(267)
Total stockholders’ equity		(267)
Total liabilities and stockholders’ equity